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                                                   Filed Pursuant to Rule 497(j)
                                                 Registration File No.: 33-58175


                      MORGAN STANLEY HAWAII MUNICIPAL TRUST
                           1221 Avenue of the Americas
                            New York, new York 10020



                                                              February 10, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Morgan Stanley Hawaii Municipal Trust
     File Number 33-58175


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 30, 2003.

                                                             Very truly yours,
                                                         /s/ Bennett MacDougall
                                                             ------------------
                                                             Bennett MacDougall
                                                             Senior Attorney



cc: Larry Greene
    Barry Fink